Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments, Deposits and Other Receivables [Abstract]
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5c)		$ 10,000
Receivables from former subsidiaries	18,125
Prepayments	3,475	2,661
Deposits	195	337
Other receivables	2,052	3,939	$ 501
Less: impairment loss provided under expected credit loss model	(501)	(501)
Total prepayments	$ 23,346	$ 16,436